Consolidated income statements (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share attributable to the owners of the parent
Basic	€ 0.23	€ 0.11	€ (0.04)
Diluted	€ 0.23	€ 0.11	€ (0.04)